Shareholder Report, Holdings (Details)	Jun. 30, 2024
LHA Market State Alpha Seeker ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
LHA Market State Alpha Seeker ETF | -1x Short VIX Futures ETF [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
LHA Market State Alpha Seeker ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
LHA Market State Alpha Seeker ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
LHA Market State Alpha Seeker ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	85.20%
LHA Market State Alpha Seeker ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
LHA Market State Alpha Seeker ETF | Futures [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
LHA Market State Alpha Seeker ETF | Cash & Other [Member] [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
LHA Market State Tactical Beta ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	84.40%
LHA Market State Tactical Beta ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
LHA Market State Tactical Beta ETF | Futures [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
LHA Market State Tactical Beta ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Total Investments	84.40%
LHA Market State Tactical Beta ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
LHA Market State Tactical Beta ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
LHA Market State Tactical Beta ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
LHA Market State Tactical Q ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%
LHA Market State Tactical Q ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
LHA Market State Tactical Q ETF | Futures [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
LHA Market State Tactical Q ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
LHA Market State Tactical Q ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%
LHA Market State Tactical Q ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
LHA Market State Tactical Q ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
LHA Market State Tactical Q ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
LHA Risk-Managed Income ETF | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
LHA Risk-Managed Income ETF | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
LHA Risk-Managed Income ETF | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
LHA Risk-Managed Income ETF | First Trust Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
LHA Risk-Managed Income ETF | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
LHA Risk-Managed Income ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
LHA Risk-Managed Income ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
LHA Risk-Managed Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
LHA Risk-Managed Income ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
LHA Risk-Managed Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)